Dividends on Preferred Stock and Common Stock (Detail) - JPY (¥) ¥ / shares in Units, ¥ in Millions		12 Months Ended
		Mar. 31, 2015	Mar. 31, 2014		Mar. 31, 2013
Japan Gaap Dividends Payable [Line Items]
Cash dividends In aggregate	[1]	¥ 176,137	¥ 152,265		¥ 152,722
Eleventh series class XI preferred stock
Japan Gaap Dividends Payable [Line Items]
Cash dividends Per share		¥ 20	¥ 20		¥ 20
Cash dividends In aggregate	[1]	¥ 5,906	¥ 6,717		¥ 7,451
Thirteenth series class XIII preferred stock
Japan Gaap Dividends Payable [Line Items]
Cash dividends Per share			¥ 15	[2]	¥ 30
Cash dividends In aggregate	[1]		¥ 550	[2]	¥ 1,101
Common stock
Japan Gaap Dividends Payable [Line Items]
Cash dividends Per share		¥ 7	¥ 6		¥ 6
Cash dividends In aggregate	[1]	¥ 170,231	¥ 144,998		¥ 144,170

[1]	Dividends paid on treasury stock are excluded.
[2]	On July 11, 2013, MHFG acquired and cancelled all of the shares of the Thirteenth series class XIII preferred stock. Consequently, the amount for the fiscal year does not include interim dividends.